Auditor’s remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Summary of auditor's remuneration

			$ million
Fees	2022	2021	2020
The audit of the company annual accounts[a]	36	37	30
The audit of accounts of subsidiaries of the company	15	15	11
Total audit	51	52	41
Audit-related assurance services[b]	4	5	11
Total audit and audit-related assurance services	55	57	52
Non-audit and other assurance services	—	—	1
Services relating to bp pension plans	1	1	1
	56	58	54
[a]Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b]Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services. 2020 fees include audit fees relating to the Petrochemicals disposal.